Background and Basis of Presentation -Schedule of Impact of Change in Accounting Principle on Condensed Consolidated Statement of Operations and Condensed Consolidated Statements of Comprehensive Loss (Details) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended								12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Non-service defined benefit income									$ (40,587)	$ (56,726)	$ (97,079)
Loss from continuing operations before income taxes									(23,635)	(332,572)	(468,003)
Income tax expense (benefit)									5,798	(5,426)	(36,457)
Net loss									$ (29,433)	$ (327,146)	$ (431,546)
Net Income per share - basic & diluted
Basic	$ (1.46)	$ (0.26)	$ 0.84	$ 0.34	$ (4.05)	$ (0.65)	$ (0.32)	$ (1.57)	$ (0.58)	$ (6.58)	$ (8.73)
Diluted	$ (1.46)	$ (0.26)	$ 0.84	$ 0.34	$ (4.05)	$ (0.65)	$ (0.32)	$ (1.57)	$ (0.58)	$ (6.58)	$ (8.73)
Defined benefit pension plans and other postretirement benefits:
Total defined benefit pension plans and other postretirement benefits, net of taxes									$ (213,825)	$ (123,260)	$ 7,965
Total other comprehensive income									(230,437)	(114,435)	34,463
Comprehensive loss									(259,870)	(441,581)	(397,083)
Previously Reported [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Non-service defined benefit income									(41,894)	(62,105)	(103,234)
Loss from continuing operations before income taxes									(22,328)	(327,193)	(461,848)
Income tax expense (benefit)									5,798	(5,426)	(36,457)
Net loss									$ (28,126)	$ (321,767)	$ (425,391)
Net Income per share - basic & diluted
Basic									$ (0.56)	$ (6.47)	$ (8.60)
Diluted									$ (0.56)	$ (6.47)	$ (8.60)
Defined benefit pension plans and other postretirement benefits:
Total defined benefit pension plans and other postretirement benefits, net of taxes									$ (215,132)	$ (128,639)	$ 1,810
Total other comprehensive income									(231,744)	(119,814)	28,308
Comprehensive loss									(259,870)	(441,581)	(397,083)
Impact of Change [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Non-service defined benefit income									1,307	5,379	6,155
Loss from continuing operations before income taxes									(1,307)	(5,379)	(6,155)
Net loss									$ (1,307)	$ (5,379)	$ (6,155)
Net Income per share - basic & diluted
Basic									$ (0.03)	$ (0.11)	$ (0.12)
Diluted									$ (0.03)	$ (0.11)	$ (0.12)
Defined benefit pension plans and other postretirement benefits:
Total defined benefit pension plans and other postretirement benefits, net of taxes									$ 1,307	$ 5,379	$ 6,155
Total other comprehensive income									$ 1,307	$ 5,379	$ 6,155